financial instruments - Contract assets (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Credit risk
Contract assets	$ 939	$ 898	$ 908
Cost/Gross amount
Credit risk
Contract assets	969	929
Allowance for doubtful accounts
Credit risk
Contract assets	(30)	(31)
The 12-month period ending one year hence
Credit risk
Contract assets	614	595
The 12-month period ending one year hence | Cost/Gross amount
Credit risk
Contract assets	634	616
The 12-month period ending one year hence | Allowance for doubtful accounts
Credit risk
Contract assets	(20)	(21)
The 12-month period ending two years hence
Credit risk
Contract assets	278	250
The 12-month period ending two years hence | Cost/Gross amount
Credit risk
Contract assets	287	259
The 12-month period ending two years hence | Allowance for doubtful accounts
Credit risk
Contract assets	(9)	(9)
Thereafter
Credit risk
Contract assets	47	53
Thereafter | Cost/Gross amount
Credit risk
Contract assets	48	54
Thereafter | Allowance for doubtful accounts
Credit risk
Contract assets	$ (1)	$ (1)